Other Investments - current - Summary of Other Investments current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of financial assets [line items]
Investments—measured at Fair value through Other Comprehensive Income	$ 406.6	₨ 29,723.4	₨ 15,069.3
Investments—measured at Fair value through profit and loss	2,199.3	160,788.4	93,546.0
Total (a+b)	2,605.9	190,511.8	108,615.3
Mutual funds [Member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss	406.6	29,723.4	15,069.3
Investments—measured at amortized cost Unquoted	$ 2,199.3	₨ 160,788.4	₨ 93,546.0